UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006

Check here if Amendment [  X  ]; Amendment Number: __1__
	This Amendment (Check only one.): 	[  X  ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Overseas Investment LLC
Address:	One Penn's Way
 		New Castle, DE 19720

Form 13F File Number:	28-10820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William H. Wolf
Title:		President
Phone:		(302) 323-3118

Signature, Place, and Date of Signing:



/s/ William H. Wolf		New Castle, DE		November 10, 2006

This amendment is being filed to indicate that Citigroup Overseas Investment LLC merged with and into Citi Overseas Investment Bahamas Inc. as of July 31, 2006. As a result of this merger, Citigroup Overseas Investment LLC will no longer file periodic reports, including Form 13F-NT, with the Securities and Exchange Commission.


Report Type (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.